Pension Schemes - Amounts Recognised in Statement of Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gains and losses arising during the year:
Experience (losses)/gains on scheme liabilities	£ (38)	£ 25	£ 182
Experience gains/(losses) on scheme assets	287	548	(134)
Actuarial (losses)/gains on the present value of scheme liabilities due to changes in:
- discount rates	(102)	(873)	96
- inflation	69	(96)	(64)
- other actuarial assumptions	17	134	77
Actuarial (losses)/gains on defined benefit pension schemes	233	(262)	157
Net cumulative losses at start of year	(846)	(584)	(741)
Net cumulative losses at end of year	£ (613)	£ (846)	£ (584)